Common Stock - Summary of Changes in Number of Issued Shares of Common Stock (Detail) - shares	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Class of Stock [Line Items]
Balance at beginning of fiscal year	2,539,249,894	2,539,249,894	2,539,249,894
Issuance of new shares of common stock due to exercise of stock acquisition rights	0	0	0
Balance at end of fiscal year	2,539,249,894	2,539,249,894	2,539,249,894